Discontinued Operations	12 Months Ended
Dec. 31, 2019
Disclosure Of Discontinued Operations [Abstract]
Discontinued Operations

11. DISCONTINUED OPERATIONS

In 2017, the Company announced its intention to divest of its Conventional segment. The Conventional segment included the Company’s heavy oil assets at Pelican Lake, the CO2 enhanced oil recovery project at Weyburn and conventional crude oil, NGLs and natural gas assets in the Suffield and Palliser areas in southern Alberta. The associated assets and liabilities were reclassified as held for sale. The results of operations from the Conventional segment have been reported as a discontinued operation.

In 2017, the Company sold the majority of its Conventional segment assets for total gross cash proceeds of $3.2 billion before closing adjustments. A before-tax gain on discontinuance of $1.3 billion was recorded on the sale.

On January 5, 2018, the Company completed the sale of its Suffield crude oil and natural gas operations in southern Alberta for cash proceeds of $512 million, before closing adjustments. A before-tax gain on discontinuance of $343 million was recorded on the sale.

The following table presents the results of discontinued operations, including asset sales:

For the years ended December 31,	2018	2017
Revenues
Gross Sales	14	1,309
Less: Royalties	3	174
	11	1,135
Expenses
Transportation and Blending	1	167
Operating	(28)	426
Production and Mineral Taxes	1	18
(Gain) Loss on Risk Management	-	33
Operating Margin	37	491
Depreciation, Depletion and Amortization	-	192
Exploration Expense	-	2
Finance Costs	1	80
Earnings (Loss) From Discontinued Operations Before Income Tax	36	217
Current Tax Expense (Recovery)	-	24
Deferred Tax Expense (Recovery)	9	33
After-tax Earnings (Loss) From Discontinued Operations	27	160
After-tax Gain (Loss) on Discontinuance (1)	220	938
Net Earnings (Loss) From Discontinued Operations	247	1,098
(1)	Net of deferred tax expense of $81 million in 2018 (2017 – $347 million).

Cash flows from discontinued operations reported in the Consolidated Statement of Cash Flows are:

For the years ended December 31,	2018	2017
Cash From Operating Activities	36	448
Cash From Investing Activities	404	2,993
Net Cash Flow	440	3,441